FEBRUARY  9,2001


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

							Re: Form 13F Filed on Behalf
						  	      of Howard P. Berkowitz
							      File No. 28-286
Gentlemen:

In accordance with Rule 13f-1 under the Securities and Exchange Act of 1934, enclosed please find Form 13F filed on behalf of Howard P. Berkowitz for the quarter ended December 31, 2000.

Kindly acknowledge receipt by e-mail to carl@hpbassoc.com.


Very truly yours,

/s/ Carl J. Bennett

Carl J. Bennett






UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended December 31, 2000



If amended report check here:

Howard P. Berkowitz
Name of Institutional Investment Manager

C/o HPB Associates, L.P., 65 EAST 55TH STREET, NY, NY 10022
Business Address			(Street)		(City)		(State)		(Zip)

Howard P. Berkowitz, Managing Partner
Name, Phone No., and Title of person Duly Authorized to Submit This report.

ATTENTION
Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 9th day of February, 2001.


Howard P Berkowitz
(Name of Institutional investment Manager)

/s/ Howard P. Berkowitz

(Manual Signature of Person Duly Authorized to Submit this Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                13F File No.: Name:
1.
2.

                                                              FORM 13F

Name of Reporting Manager: Howard P. Berkowitz

                                                             Item 5:         Item 6:                              Item 8:
            Item 1:        Item 2:     Item 3:    Item4:    Shares of  Investment Discretion    Item 7: Voting Authority (Shares)
        Name of Issuer    Title of      CUSIP   Fair Market  Principal      (b) Shared-         Managers
                           CLASS        Number     Value      Amount  (a)Sole As Defined(c)Shared SeeInstr(a)Sole(b)Shared(c)None
                                                                               in Instr. V Other

AT & T CORP                  COM    001957 10 9  2,156,250   125,000(c)   X                                125,000(c)
AUTONATION INC               COM    05329W 10 2    278,400    46,400      X                                 46,400
COPART INC                   COM    217204 10 6    791,200    36,800      X                                 36,800
DELL COMPUTER CORP           COM    247025 10 9    435,938    25,000      X                                 25,000
INSURANCE AUTO AUCTIONS INC  COM    457875 10 2    241,200    20,100      X                                 20,100
LIONS GATE ENTMNT CORP     COM NEW  535919 20 3    225,000   100,000      X                                100,000
LUCENT TECHNOLOGIES INC      COM    549463 10 7    675,000    50,000(c)   X                                 50,000(c)
NOVELL INC                   COM    670006 10 5    260,938    50,000      X                                 50,000
OMI CORP NEW                 COM    Y6476W 10 4    257,500    40,000      X                                 40,000
PARKER DRILLING CO           COM    701081 10 1    141,750    28,000      X                                 28,000
SANTA FE INTERNATIONAL CORP  ORD    G7805C 10 8    801,563    25,000      X                                 25,000
SHAW GROUP INC               COM    820280 10 5  1,000,000    20,000(p)   X                                 20,000(p)
SOMNUS MED TECHNOLOGIES INC  COM    835397 10 0    292,000   778,667      X                                778,667
VARCO INTL INC DEL           COM    922122 10 6    761,250    35,000      X                                 35,000
VENTAS INC                   COM    92276F 10 0  6,225,750 1,106,800      X                              1,106,800


                 TOTAL                          14,543,739